Document and Entity Information	Jan. 23, 2024
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001615165
Document Type	8-K
Document Period End Date	Jan. 23, 2024
Entity Registrant Name	Veritone, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38093
Entity Tax Identification Number	47-1161641
Entity Address, Address Line One	1615 Platte Street
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(888)
Local Phone Number	507-1737
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	VERI
Entity Emerging Growth Company	false